Revenue by segment (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of information by revenue

	For the Six Months Ended June 30, 2025
	Swim fees	Sales of merchandise	Pickleball	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	2,158	4	-	2,162
Gross profit (loss)	628	(4)	-	624

	For the Six Months Ended June 30, 2026
	Swim fees	Sales of merchandise	Pickleball		Total
	S$’000	S$’000	S$’000		S$’000
Revenue	2,038	4	3		2,045
Gross profit (loss)	484	(38)	-	*	446

-*	Below S$1,000

Schedule of revenue by geographic segment	Revenue by Geographic Segment
	For the Six Months Ended June 30,
	2025	2026
	S$’000	S$’000
Singapore	2,162	2,015
Dubai	-	30
	2,162	2,045